UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Senior Income Trust (EVF)

Semiannual Report

December 31, 2020

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2020

Eaton Vance

Senior Income Trust

Eaton Vance

Senior Income Trust

December 31, 2020

Performance1,2

Portfolio Managers John Redding, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	10/30/1998	13.18%	3.16%	7.68%	5.97%
Fund at Market Price	—	24.05	6.30	8.56	5.27

S&P/LSTA Leveraged Loan Index	—	8.11%	3.12%	5.23%	4.32%

% Premium/Discount to NAV[3]

					–5.78%

Distributions[4]

Total Distributions per share for the period					$0.237
Distribution Rate at NAV					6.40%
Distribution Rate at Market Price					6.79

% Total Leverage[5]

Auction Preferred Shares (APS)					8.99%
Borrowings					29.90

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Income Trust

December 31, 2020

Fund Profile

Top 10 Issuers (% of total investments)6

TransDigm, Inc.	1.2%

Tibco Software, Inc.	1.1

Hyland Software, Inc.	1.1

Asurion, LLC	1.1

Banff Merger Sub, Inc.	1.0

PetSmart, Inc.	1.0

MPH Acquisition Holdings, LLC	0.9

Spin Holdco, Inc.	0.9

Finastra USA, Inc.	0.9

Endo Luxembourg Finance Company I S.a.r.l.	0.9

Total	10.1%

Credit Quality (% of bonds, loans and asset-backed securities)7

Top 10 Sectors (% of total investments)6

Electronics/Electrical	17.4%

Health Care	9.3

Business Equipment and Services	9.0

Oil and Gas	5.0

Industrial Equipment	4.9

Leisure Goods/Activities/Movies	4.5

Aerospace and Defense	3.2

Insurance	3.0

Drugs	2.9

Automotive	2.8

Total	62.0%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Income Trust

December 31, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the five- and ten-year periods is the impact of the 2017 and 2019 tender and repurchase of a portion of the Fund’s APS at 95% and 92% of the Fund’s APS per share liquidation preference, respectively. Had these transactions not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

For purposes of the Fund’s rating restrictions, ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.9%
Security	Principal Amount (000’s omitted)	Value

Allegany Park CLO, Ltd.

Series 2019-1A, Class E, 6.993%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$450	$451,238

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 6.766%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	500	500,398

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 6.071%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	963,590

Ares XXXIV CLO, Ltd.

Series 2015-2A, Class ER, 7.068%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	550	548,324

Bardot CLO, Ltd.

Series 2019-2A, Class E, 7.166%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	500	505,549

Benefit Street Partners CLO XIX, Ltd.

Series 2019-19A, Class E, 7.257%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	751,178

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 6.837%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	500	494,733

Benefit Street Partners CLO XVIII, Ltd.

Series 2019-18A, Class E, 7.137%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	500	498,551

BlueMountain CLO XXV, Ltd.

Series 2019-25A, Class E, 6.937%, (3 mo. USD LIBOR + 6.70%), 7/15/32(1)(2)	500	500,997

BlueMountain CLO XXVI, Ltd.

Series 2019-26A, Class E, 7.918%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	1,000	1,007,374

Canyon Capital CLO, Ltd.

Series 2019-2A, Class E, 7.387%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	400	400,736

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 6.724%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	600	559,562

Series 2015-5A, Class DR, 6.918%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	466,188

Cedar Funding X CLO, Ltd.

Series 2019-10A, Class E, 7.218%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	500	501,022

Dryden 40 Senior Loan Fund

Series 2015-40A, Class ER, 5.971%, (3 mo. USD LIBOR + 5.75%), 8/15/31(1)(2)	500	477,280

Fort Washington CLO, Ltd.

Series 2019-1A, Class E, 7.468%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	500	501,240

Security	Principal Amount (000’s omitted)	Value

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 6.882%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	$500	$476,509

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class ER, 5.468%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	500	461,972

Golub Capital Partners CLO 23M, Ltd.

Series 2015-23A, Class ER, 5.968%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	600	531,991

Harriman Park CLO, Ltd.

Series 2020-1A, Class E, 7.128%, (3 mo. USD LIBOR + 6.91%), 4/20/31(1)(2)	800	801,656

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 6.915%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	501,227

Kayne CLO 7, Ltd.

Series 2020-7A, Class E, 6.718%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	575	575,403

Madison Park Funding XXXVI, Ltd.

Series 2019-36A, Class E, 7.487%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	250	251,380

Madison Park Funding XXXVII, Ltd.

Series 2019-37A, Class E, 6.787%, (3 mo. USD LIBOR + 6.55%), 7/15/32(1)(2)	500	500,522

Neuberger Berman Loan Advisers CLO 31, Ltd.

Series 2019-31A, Class E, 6.968%, (3 mo. USD LIBOR + 6.75%), 4/20/31(1)(2)	500	500,675

Neuberger Berman Loan Advisers CLO 33, Ltd.

Series 2019-33A, Class E, 7.03%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	500	501,551

Oaktree CLO, Ltd.

Series 2019-3A, Class E, 6.988%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	750	719,654

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 6.068%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	450	439,360

Series 2019-1A, Class D, 7.221%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	500	503,207

Regatta XII Funding, Ltd.

Series 2019-1A, Class E, 7.087%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	300	299,934

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 6.165%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	300	291,146

Regatta XVI Funding, Ltd.

Series 2019-2A, Class E, 7.237%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	500	500,837

Southwick Park CLO, LLC

Series 2019-4A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	1,000	1,002,388

5	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Vibrant CLO X, Ltd.

Series 2018-10A, Class D, 6.408%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	$375	$323,394

Vibrant CLO XI, Ltd.

Series 2019-11A, Class D, 6.988%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	500	462,982

Voya CLO, Ltd.

Series 2013-1A, Class DR, 6.717%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	1,000	891,029

Wellfleet CLO, Ltd.

Series 2020-1A, Class D, 7.477%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	550	553,634

Total Asset-Backed Securities (identified cost $20,432,319)		$20,218,411

Closed-End Funds — 1.7%
Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$598,234

Invesco Senior Income Trust	178,510	710,470

Nuveen Credit Strategies Income Fund	180,539	1,142,812

Nuveen Floating Rate Income Fund	73,198	639,750

Nuveen Floating Rate Income Opportunity Fund	51,054	442,128

Voya Prime Rate Trust	196,084	876,495

Total Closed-End Funds (identified cost $5,726,072)		$4,409,889

Common Stocks — 2.1%
Security	Shares	Value

Aerospace and Defense — 0.2%

IAP Global Services, LLC(3)(4)(5)	29	$426,115

		$426,115

Automotive — 0.0%(6)

Dayco Products, LLC(4)(5)	10,159	$55,875

		$55,875

Business Equipment and Services — 0.0%(6)

Crossmark Holdings, Inc.(4)(5)	1,731	$99,532

		$99,532

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(4)(5)	18,444	$225,939

		$225,939

Security	Shares	Value

Containers and Glass Products — 0.0%(6)

LG Newco Holdco, Inc., Class A(4)(5)	11,203	$28,008

		$28,008

Electronics / Electrical — 0.4%

Answers Corp.(3)(4)(5)	46,839	$27,167

Software Luxembourg Holding S.A., Class A(4)(5)	6,221	1,057,570

		$1,084,737

Health Care — 0.2%

Akorn Holding Company, LLC, Class A(4)(5)	35,656	$476,899

		$476,899

Nonferrous Metals / Minerals — 0.0%(6)

ACNR Holdings, Inc., Class A(4)(5)	1,552	$10,864

		$10,864

Oil and Gas — 0.2%

AFG Holdings, Inc.(3)(4)(5)	13,348	$248,139

Fieldwood Energy, Inc.(4)(5)	9,594	959

McDermott International, Ltd.(4)(5)	71,257	57,718

Nine Point Energy Holdings, Inc.(3)(5)(7)	325	0

RDV Resources, Inc., Class A(3)(4)(5)	14,312	0

Samson Resources II, LLC, Class A(3)(4)(5)	22,051	143,332

Sunrise Oil & Gas, Inc., Class A(4)(5)	5,690	1,707

		$451,855

Publishing — 0.6%

ION Media Networks, Inc.(3)(4)(5)	2,155	$1,431,200

Tweddle Group, Inc.(3)(4)(5)	889	1,636

		$1,432,836

Radio and Television — 0.2%

Clear Channel Outdoor Holdings, Inc.(4)(5)	42,539	$70,189

Cumulus Media, Inc., Class A(4)(5)	18,865	164,503

iHeartMedia, Inc., Class A(4)(5)	18,090	234,808

		$469,500

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC(3)(4)(5)	11,238	$77,430

Phillips Pet Holding Corp.(3)(4)(5)	269	116,011

		$193,441

6	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Utilities — 0.1%

Longview Intermediate Holdings, LLC, Class A(3)(4)(5)	42,155	$340,190

		$340,190

Total Common Stocks (identified cost $5,258,918)		$5,295,791

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value

Containers and Glass Products — 0.0%(6)

LG Newco Holdco, Inc., Series A, 13.00%(4)(5)	1,694	$93,180

		$93,180

Oil and Gas — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(5)(7)(8)	5	$0

		$0

Total Convertible Preferred Stocks (identified cost $93,944)		$93,180

Corporate Bonds & Notes — 5.2%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

6.50%, 7/15/24	$223	$227,369

7.50%, 3/15/27	120	128,303

		$355,672

Automotive — 0.2%

Clarios Global, L.P./Clarios US Finance Co.

8.50%, 5/15/27(1)	$219	$238,285

Ford Motor Co.

9.00%, 4/22/25	70	86,109

4.75%, 1/15/43	50	51,063

Navistar International Corp.

6.625%, 11/1/25(1)	141	147,895

		$523,352

Building and Development — 0.1%

Builders FirstSource, Inc.

5.00%, 3/1/30(1)	$54	$58,118

Security	Principal Amount (000’s omitted)	Value

Building and Development (continued)

Hillman Group, Inc. (The)

6.375%, 7/15/22(1)	$12	$11,952

Standard Industries, Inc.

5.00%, 2/15/27(1)	271	283,703

		$353,773

Business Equipment and Services — 0.6%

EIG Investors Corp.

10.875%, 2/1/24	$267	$277,046

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC

7.125%, 7/31/26(1)	200	210,500

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(1)	325	347,344

5.75%, 4/15/26(1)	325	356,281

ServiceMaster Co., LLC (The)

7.45%, 8/15/27	187	218,287

		$1,409,458

Cable and Satellite Television — 0.3%

Altice France S.A.

8.125%, 2/1/27(1)	$212	$233,975

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.75%, 2/15/26(1)	13	13,430

4.25%, 2/1/31(1)	102	107,621

CSC Holdings, LLC

5.25%, 6/1/24	5	5,421

5.75%, 1/15/30(1)	254	278,766

4.125%, 12/1/30(1)	200	209,320

DISH DBS Corp.

6.75%, 6/1/21	3	3,064

TEGNA, Inc.

5.00%, 9/15/29	24	25,377

		$876,974

Conglomerates — 0.0%(6)

Spectrum Brands, Inc.

5.75%, 7/15/25	$30	$31,015

5.00%, 10/1/29(1)	9	9,688

		$40,703

7	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Containers and Glass Products — 0.1%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.125%, 8/15/26(1)	$200	$209,250

		$209,250

Distribution & Wholesale — 0.0%(6)

Performance Food Group, Inc.

5.50%, 10/15/27(1)	$30	$31,705

		$31,705

Drugs — 0.2%

AdaptHealth, LLC

6.125%, 8/1/28(1)	$55	$59,194

Bausch Health Americas, Inc.

8.50%, 1/31/27(1)	59	65,701

Bausch Health Companies, Inc.

7.00%, 1/15/28(1)	327	359,991

		$484,886

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

8.50%, 5/1/27(1)	$250	$277,969

		$277,969

Electronics / Electrical — 0.0%(6)

Sensata Technologies, Inc.

4.375%, 2/15/30(1)	$21	$22,641

		$22,641

Financial Intermediaries — 0.2%

Ford Motor Credit Co., LLC

5.125%, 6/16/25	$219	$238,392

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22	7	7,033

6.25%, 5/15/26	271	287,596

JPMorgan Chase & Co.

Series S, 6.75% to 2/1/24(9)(10)	35	39,306

		$572,327

Food Products — 0.3%

Del Monte Foods, Inc.

11.875%, 5/15/25(1)	$500	$568,437

Security	Principal Amount (000’s omitted)	Value

Food Products (continued)

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.

5.50%, 1/15/30(1)	$68	$78,218

		$646,655

Food / Drug Retailers — 0.2%

Fresh Market, Inc. (The)

9.75%, 5/1/23(1)	$575	$593,455

		$593,455

Health Care — 0.3%

Centene Corp.

3.375%, 2/15/30	$51	$53,736

3.00%, 10/15/30	219	232,392

HCA, Inc.

5.875%, 2/15/26	7	8,059

Molina Healthcare, Inc.

3.875%, 11/15/30(1)	110	118,250

MPH Acquisition Holdings, LLC

5.75%, 11/1/28(1)	121	118,429

Syneos Health, Inc.

3.625%, 1/15/29(1)	76	76,353

Tenet Healthcare Corp.

6.75%, 6/15/23	109	117,371

		$724,590

Insurance — 0.2%

AssuredPartners, Inc.

7.00%, 8/15/25(1)	$417	$433,499

		$433,499

Internet Software & Services — 0.1%

Netflix, Inc.

5.375%, 11/15/29(1)	$105	$123,900

		$123,900

Leisure Goods / Activities / Movies — 0.2%

Carnival Corp.

6.65%, 1/15/28	$51	$53,008

Viking Cruises, Ltd.

6.25%, 5/15/25(1)	20	19,673

5.875%, 9/15/27(1)	373	365,485

		$438,166

8	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lodging and Casinos — 0.3%

Caesars Resort Collection, LLC/CRC Finco, Inc.

5.25%, 10/15/25(1)	$271	$274,226

ESH Hospitality, Inc.

5.25%, 5/1/25(1)	9	9,238

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.

5.625%, 5/1/24	5	5,440

MGM Resorts International

7.75%, 3/15/22	10	10,669

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC

7.00%, 7/15/26(1)	417	439,675

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.

5.25%, 5/15/27(1)	109	112,556

		$851,804

Metals / Mining — 0.2%

Cleveland-Cliffs, Inc.

6.75%, 3/15/26(1)	$443	$478,994

		$478,994

Nonferrous Metals / Minerals — 0.0%(6)

New Gold, Inc.

6.375%, 5/15/25(1)	$22	$23,031

		$23,031

Oil and Gas — 0.4%

Centennial Resource Production, LLC

6.875%, 4/1/27(1)	$417	$300,409

Energy Transfer Operating, L.P.

5.875%, 1/15/24	15	16,867

Neptune Energy Bondco PLC

6.625%, 5/15/25(1)	463	459,190

Occidental Petroleum Corp.

6.625%, 9/1/30	102	110,899

Ovintiv Exploration, Inc.

5.625%, 7/1/24	42	45,112

Seven Generations Energy, Ltd.

6.75%, 5/1/23(1)	10	10,144

6.875%, 6/30/23(1)	2	2,032

Tervita Corp.

11.00%, 12/1/25(1)	102	110,090

		$1,054,743

Security	Principal Amount (000’s omitted)	Value

Packaging & Containers — 0.1%

ARD Finance S.A.

6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(8)	$200	$213,750

		$213,750

Radio and Television — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co.

5.375%, 8/15/26(1)	$53	$43,162

iHeartCommunications, Inc.

6.375%, 5/1/26	102	109,659

8.375%, 5/1/27	185	198,254

Nielsen Co. Luxembourg S.a.r.l. (The)

5.50%, 10/1/21(1)	3	3,016

Sirius XM Radio, Inc.

4.125%, 7/1/30(1)	39	41,559

Terrier Media Buyer, Inc.

8.875%, 12/15/27(1)	144	159,030

		$554,680

Real Estate Investment Trusts (REITs) — 0.1%

Service Properties Trust

3.95%, 1/15/28	$204	$197,497

		$197,497

Steel — 0.3%

Allegheny Technologies, Inc.

7.875%, 8/15/23	$463	$507,885

Infrabuild Australia Pty, Ltd.

12.00%, 10/1/24(1)	219	222,559

		$730,444

Surface Transport — 0.0%(6)

XPO Logistics, Inc.

6.50%, 6/15/22(1)	$22	$22,113

		$22,113

Telecommunications — 0.3%

CenturyLink, Inc.

6.75%, 12/1/23	$15	$16,734

Connect Finco S.a.r.l./Connect US Finco, LLC

6.75%, 10/1/26(1)	200	215,714

9	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd.

8.75%, 5/25/24(1)	$275	$289,781

Level 3 Financing, Inc.

5.375%, 1/15/24	10	10,115

Sprint Communications, Inc.

6.00%, 11/15/22	3	3,251

Sprint Corp.

7.25%, 9/15/21	110	114,593

7.625%, 2/15/25	100	119,771

T-Mobile USA, Inc.

6.50%, 1/15/26	45	46,631

		$816,590

Utilities — 0.1%

Vistra Operations Co., LLC

5.00%, 7/31/27(1)	$93	$98,673

4.30%, 7/15/29(1)	15	17,031

		$115,704

Total Corporate Bonds & Notes (identified cost $12,745,213)		$13,178,325

Preferred Stocks — 0.1%
Security	Shares	Value

Financial Services — 0.0%(6)

DBI Investors, Inc., Series A-1(3)(4)(5)	531	$42,655

		$42,655

Nonferrous Metals / Minerals — 0.0%(6)

ACNR Holdings, Inc., 15.00%(4)(5)(8)	733	$34,634

		$34,634

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (3)(4)(5)(8)	313	$25,040

David’s Bridal, LLC, Series B, 10.00% (3)(4)(5)(8)	1,274	103,143

		$128,183

Total Preferred Stocks (identified cost $103,143)		$205,472

Senior Floating-Rate Loans — 143.5%(11)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 4.9%

Aernnova Aerospace S.A.U.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	179	$203,063

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	696	791,945

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027(12)		1,811	1,813,011

Dynasty Acquisition Co., Inc.

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		789	754,653

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,467	1,403,655

IAP Worldwide Services, Inc.

Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%, Floor 1.50%), Maturing July 19, 2021(13)		161	159,278

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		208	165,609

Spirit Aerosystems, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing January 30, 2025		200	202,625

TransDigm, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		1,192	1,172,051

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		3,575	3,512,101

WP CPP Holdings, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025		2,395	2,250,763

			$12,428,754

Air Transport — 1.7%

Delta Air Lines, Inc.

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 29, 2023		2,463	$2,506,876

JetBlue Airways Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		488	502,821

Mileage Plus Holdings, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		350	365,337

SkyMiles IP, Ltd.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027		1,000	1,038,875

			$4,413,909

10	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive — 4.4%

Adient US, LLC

Term Loan, 4.41%, (USD LIBOR + 4.25%), Maturing May 6, 2024(12)		1,905	$1,908,764

Autokiniton US Holdings, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		366	363,797

Bright Bidco B.V.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024		724	422,472

Chassix, Inc.

Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(12)		631	605,280

Dayco Products, LLC

Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		483	373,133

Garrett LX III S.a.r.l.

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing September 27, 2025	EUR	184	219,965

Term Loan, 5.75%, (USD Prime + 2.50%), Maturing September 27, 2025		123	121,124

Garrett Motion, Inc.

DIP Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 15, 2021		72	72,309

Les Schwab Tire Centers

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 2, 2027		1,300	1,301,625

Tenneco, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,503	3,431,432

TI Group Automotive Systems, LLC

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing December 16, 2024		200	199,916

Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	EUR	1,831	2,259,349

			$11,279,166

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 24, 2027		500	$503,281

			$503,281

Brokerage / Securities Dealers / Investment Houses — 1.4%

Advisor Group, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,549	$3,533,166

			$3,533,166

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development — 4.2%

ACProducts, Inc.

Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		196	$202,015

Advanced Drainage Systems, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		95	95,047

American Residential Services, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027		275	274,828

APi Group DE, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2026		150	150,094

Beacon Roofing Supply, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		267	266,045

Brookfield Property REIT, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		1,432	1,363,512

Core & Main L.P.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024		511	510,613

Cornerstone Building Brands, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		342	342,105

CP Atlas Buyer, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027		144	144,199

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027		431	432,598

CPG International, Inc.

Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		525	525,847

LSF11 Skyscraper Holdco S.a.r.l.

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	250	306,558

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	475	582,460

Term Loan, 5.74%, (3 mo. USD LIBOR + 5.50%), Maturing September 29, 2027		297	297,489

MI Windows and Doors, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 15, 2027		225	225,844

Northstar Group Services, Inc.

Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 9, 2026		625	620,312

RE/MAX International, Inc.

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		882	882,160

11	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Werner FinCo L.P.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		532	$532,489

White Cap Buyer, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027		1,075	1,076,344

WireCo WorldGroup, Inc.

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023		1,404	1,346,219

Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing September 30, 2024		575	477,250

			$10,654,028

Business Equipment and Services — 14.2%

Adevinta ASA

Term Loan, Maturing October 13, 2027(14)		150	$150,281

Term Loan, Maturing October 13, 2027(14)	EUR	575	705,961

Adtalem Global Education, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		171	169,559

Airbnb, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		373	404,841

Allied Universal Holdco, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		668	666,699

AppLovin Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		1,618	1,616,281

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		298	297,704

Asplundh Tree Expert, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027		549	550,976

Belfor Holdings, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		246	247,481

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		297	298,765

Bracket Intermediate Holding Corp.

Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		415	411,283

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024		1,730	1,691,964

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Camelot U.S. Acquisition 1 Co.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026	550	$549,886

Cardtronics USA, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	274	274,241

CM Acquisition Co.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	92	85,193

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	1,741	1,746,691

EAB Global, Inc.

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(12)	608	605,533

EIG Investors Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	1,314	1,314,589

Garda World Security Corporation

Term Loan, 4.99%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	1,495	1,499,560

Greeneden U.S. Holdings II, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 1, 2027	425	426,527

IG Investment Holdings, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	1,849	1,847,905

Illuminate Buyer, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2027	374	374,764

Intrado Corp.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024	2,131	2,058,063

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024	509	494,927

IRI Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	2,940	2,918,258

Ivanti Software, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 1, 2027	1,325	1,325,413

KUEHG Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025	1,411	1,345,649

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025	200	188,000

12	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

LGC Group Holdings, Ltd.

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 21, 2027	EUR	225	$271,894

Loire Finco Luxembourg S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		149	147,199

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		737	657,829

Packaging Coordinators Midco, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 25, 2027		575	576,437

PGX Holdings, Inc.

Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, Maturing September 29, 2023		423	404,373

Prime Security Services Borrower, LLC

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(12)		1,010	1,013,628

Rockwood Service Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		1,716	1,716,866

Sabre GLBL, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		461	451,486

Term Loan, Maturing December 10, 2027(14)		200	200,750

SMG US Midco 2, Inc.

Term Loan, 2.69%, (USD LIBOR + 2.50%), Maturing January 23, 2025(12)		122	114,897

Spin Holdco, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		3,903	3,888,287

Vestcom Parent Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing December 19, 2023		1,483	1,459,272

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		636	632,270

Zephyr Bidco Limited

Term Loan, 4.52%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	350	471,147

			$36,273,329

Cable and Satellite Television — 2.1%

Altice France S.A.

Term Loan, 3.85%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		342	$339,928

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Altice France S.A. (continued)

Term Loan, 4.24%, (3 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		689	$687,795

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	217	261,248

UPC Broadband Holding B.V.

Term Loan, 3.50%, (2 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	400	491,147

Term Loan, 3.50%, (2 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	400	491,147

Term Loan, 3.67%, (2 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		913	914,553

Term Loan, 3.67%, (2 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		913	914,553

Virgin Media Bristol, LLC

Term Loan, Maturing January 31, 2029(14)		575	575,179

Virgin Media SFA Finance Limited

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	575	702,625

			$5,378,175

Chemicals and Plastics — 3.5%

Alpha 3 B.V.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		635	$633,868

Aruba Investments, Inc.

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing October 28, 2027	EUR	250	305,412

Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 24, 2027		350	350,000

Charter NEX US, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing December 1, 2027		225	226,430

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	282	342,455

Emerald Performance Materials, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		171	172,320

Ferro Corporation

Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		156	155,425

Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		160	158,803

Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		193	191,437

13	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Flint Group GmbH

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023		70	$66,067

Flint Group US, LLC

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023		424	399,648

Gemini HDPE, LLC

Term Loan, Maturing December 10, 2027(14)		375	373,594

Hexion, Inc.

Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		345	344,104

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	700	855,155

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		101	101,377

Momentive Performance Materials, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		222	219,201

Orion Engineered Carbons GmbH

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	356	434,547

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		812	763,222

PQ Corporation

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027		695	696,505

Pregis TopCo Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026		297	296,134

Rohm Holding GmbH

Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		1,662	1,616,236

Venator Materials Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		169	167,196

			$8,869,136

Conglomerates — 0.0%(6)

Penn Engineering & Manufacturing Corp.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024		84	$84,204

			$84,204

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 3.2%

BWAY Holding Company

Term Loan, 3.48%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		1,932	$1,873,856

Flex Acquisition Company, Inc.

Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023(12)		1,604	1,599,014

Term Loan, 3.23%, (3 mo. USD LIBOR + 3.00%), Maturing June 29, 2025		1,683	1,667,997

Libbey Glass, Inc.

Term Loan, 9.00%, (6 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing November 12, 2025		332	318,622

Proampac PG Borrower, LLC

Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing November 3, 2025(12)		1,244	1,242,763

Reynolds Group Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2026		700	696,718

Ring Container Technologies Group, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		388	384,483

Trident TPI Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024		364	361,200

			$8,144,653

Cosmetics / Toiletries — 0.2%

Kronos Acquisition Holdings, Inc.

Term Loan, Maturing December 17, 2026(14)		650	$651,625

			$651,625

Drugs — 4.6%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	1,400	$1,721,533

Akorn, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025		419	421,261

Albany Molecular Research, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024		314	315,931

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 30, 2024		125	126,016

Alkermes, Inc.

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		185	184,751

14	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Amneal Pharmaceuticals, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		1,633	$1,595,235

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		563	545,632

Cambrex Corporation

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing December 4, 2026		150	151,125

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		3,824	3,777,516

Mallinckrodt International Finance S.A.

Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024		1,278	1,207,531

Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing February 24, 2025		1,447	1,366,149

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	275	333,224

			$11,745,904

Ecological Services and Equipment — 1.5%

EnergySolutions, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		1,848	$1,826,915

GFL Environmental, Inc.

Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing May 30, 2025		25	25,066

Patriot Container Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 20, 2025		1,492	1,469,942

TruGreen Limited Partnership

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 2, 2027		300	301,875

US Ecology Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		124	123,905

			$3,747,703

Electronics / Electrical — 28.0%

Allegro Microsystems, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing September 30, 2027		21	$21,127

Applied Systems, Inc.

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		1,225	1,234,953

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Aptean, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		1,340	$1,322,810

Term Loan, 6.25%, (1 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing April 23, 2026		995	980,075

Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		650	673,270

AQA Acquisition Holding, Inc.

Term Loan, Maturing November 19, 2027(14)		425	424,469

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		397	400,970

Avast Software B.V.

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		87	86,854

Banff Merger Sub, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,976	3,967,562

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	123	150,369

Barracuda Networks, Inc.

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing October 30, 2028		200	202,500

Buzz Merger Sub, Ltd.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		273	273,108

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing January 29, 2027		100	99,875

Cambium Learning Group, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2025		424	422,682

Castle US Holding Corporation

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		463	455,010

Celestica, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		105	104,344

CentralSquare Technologies, LLC

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		1,884	1,761,901

Cloudera, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 17, 2027		300	300,750

Cohu, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		342	338,558

15	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Cornerstone OnDemand, Inc.

Term Loan, 4.39%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	3,151	$3,176,163

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	1,232	1,215,918

Delta TopCo, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 1, 2027	725	726,359

Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), Maturing December 1, 2028	1,000	1,012,500

E2open, LLC

Term Loan, Maturing October 29, 2027(14)	425	424,734

ECI Macola/Max Holdings, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 9, 2027	550	549,313

Electro Rent Corporation

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	2,510	2,529,200

Energizer Holdings, Inc.

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), Maturing December 22, 2027	542	543,348

Epicor Software Corporation

Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), Maturing July 31, 2028	375	391,875

EXC Holdings III Corp.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	2,203	2,180,876

Finastra USA, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	3,875	3,804,701

Fiserv Investment Solutions, Inc.

Term Loan, 4.97%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	1,269	1,281,047

GlobalLogic Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025	193	191,767

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027	374	374,530

Go Daddy Operating Company, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027	547	550,784

Hyland Software, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024	2,805	2,814,102

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025	1,787	1,800,570

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Imperva, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing January 12, 2026		299	$299,989

Imprivata, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing December 1, 2027		600	601,000

Informatica, LLC

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	124	150,661

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(15)		750	765,937

LogMeIn, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027		725	723,641

MA FinanceCo., LLC

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		845	853,487

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		571	560,190

Marcel LUX IV S.a.r.l.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 22, 2027		225	225,844

MaxLinear, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 31, 2023		519	518,527

Milano Acquisition Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027		1,375	1,378,437

Mirion Technologies, Inc.

Term Loan, 4.27%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		1,244	1,244,189

MKS Instruments, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		154	153,006

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		228	228,685

Recorded Books, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025		400	399,642

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), Maturing August 29, 2025		725	725,906

Redstone Buyer, LLC

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027		750	754,687

Refinitiv US Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		786	786,043

16	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Renaissance Holding Corp.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	561	$552,332

Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	1,075	1,068,281

Riverbed Technology, Inc.

Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, Maturing December 31, 2026	6	7,005

SkillSoft Corporation

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	201	206,065

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	664	665,890

Sophia L.P.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing October 7, 2027	200	200,625

Sparta Systems, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 21, 2024	1,063	1,049,269

STG-Fairway Holdings, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	1,542	1,522,008

SurveyMonkey, Inc.

Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	466	464,486

Switch, Ltd.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	83	83,583

Symplr Software, Inc.

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing December 22, 2027	400	396,500

Syncsort Incorporated

Term Loan, 6.48%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,185	1,185,463

Tech Data Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	549	553,425

Tibco Software, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	2,475	2,448,691

Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	2,250	2,280,937

TTM Technologies, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	64	64,124

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Uber Technologies, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025		3,677	$3,700,256

Ultimate Software Group, Inc. (The)

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		765	766,078

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026		1,945	1,958,984

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027		125	128,906

Ultra Clean Holdings, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		331	329,997

Valkyr Purchaser, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 29, 2027		375	371,250

Verifone Systems, Inc.

Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		1,211	1,174,492

Veritas US, Inc.

Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025		1,222	1,220,920

Term Loan, Maturing September 1, 2025(14)	EUR	150	184,066

Vungle, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		1,810	1,817,548

			$71,560,026

Equipment Leasing — 0.5%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 1, 2027		925	$926,734

Boels Topholding B.V.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 6, 2027	EUR	275	337,130

			$1,263,864

Financial Intermediaries — 3.1%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		197	$190,105

Aretec Group, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		3,327	3,266,001

17	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Citco Funding, LLC

Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,871	$1,865,370

Claros Mortgage Trust, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing August 9, 2026		271	272,846

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(16)		1,124	356,727

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		122	121,866

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	325	397,946

FB Income Advisor, LLC

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		244	243,458

Greenhill & Co., Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		458	454,193

GreenSky Holdings, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		224	221,636

Starwood Property Trust, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		247	244,406

Virtus Investment Partners, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		190	190,487

			$7,825,041

Food Products — 1.6%

Alphabet Holding Company, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,113	$1,105,091

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		155	155,996

B&G Foods, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		178	178,373

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		1,157	1,104,609

CHG PPC Parent, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		219	216,907

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

H Food Holdings, LLC

Term Loan, 3.83%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		831	$819,622

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		196	193,778

Shearer’s Foods, Inc.

Term Loan, 4.75%, (USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027(12)		200	199,892

			$3,974,268

Food Service — 0.8%

IRB Holding Corp.

Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		1,001	$994,787

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 15, 2027		1,100	1,101,512

			$2,096,299

Food / Drug Retailers — 0.7%

BW Gas & Convenience Holdings, LLC

Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		1,352	$1,359,937

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	216,977

Term Loan, 5.27%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	200	240,467

			$1,817,381

Forest Products — 0.2%

Neenah, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027		448	$449,149

			$449,149

Health Care — 14.7%

Accelerated Health Systems, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		245	$240,406

ADMI Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		2,045	2,019,705

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		358	324,888

18	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Alliance Healthcare Services, Inc. (continued)

Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing April 24, 2024		229	$107,007

athenahealth, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		3,365	3,370,921

Avantor Funding, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		168	168,375

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing November 8, 2027		200	200,500

BioClinica Holding I L.P.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		697	692,026

BW NHHC Holdco, Inc.

Term Loan, 5.22%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		1,056	931,505

Cano Health, LLC

Term Loan, 0.50%, Maturing November 19, 2027(13)		174	173,158

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing November 19, 2027		476	474,946

Certara L.P.

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		482	482,895

CryoLife, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		218	218,796

Dedalus Finance GmbH

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing May 4, 2027	EUR	350	429,715

Term Loan, Maturing August 16, 2027(14)	EUR	525	644,573

Ensemble RCM, LLC

Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		247	246,906

Envision Healthcare Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		2,378	1,996,303

GHX Ultimate Parent Corporation

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024		435	429,103

Hanger, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		486	486,706

IQVIA, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		313	312,274

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

IQVIA, Inc. (continued)

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	460	$457,782

Medical Solutions, LLC

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024	1,802	1,792,733

MPH Acquisition Holdings, LLC

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023	3,516	3,507,967

National Mentor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	321	321,656

Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	15	14,703

Term Loan, Maturing March 9, 2026(14)	4	3,977

Term Loan, Maturing March 9, 2026(14)	105	105,396

Navicure, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	447	446,346

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026	249	249,531

One Call Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022	992	960,702

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	2,254	2,225,949

Phoenix Guarantor, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	862	858,821

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing March 5, 2026	275	275,258

PointClickCare Technologies, Inc.

Term Loan, Maturing December 29, 2027(14)	300	300,000

Radiology Partners, Inc.

Term Loan, 4.81%, (USD LIBOR + 4.25%), Maturing July 9, 2025(12)	2,245	2,213,712

RadNet, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023	2,590	2,589,972

Sound Inpatient Physicians

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	219	218,187

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024	2,553	2,516,628

19	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Synlab Bondco PLC

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing July 31, 2027	EUR	150	$183,385

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		1,329	1,197,702

Tecomet, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2024		486	478,289

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		1,967	1,929,216

US Radiology Specialists, Inc.

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), Maturing December 10, 2027		400	399,000

Verscend Holding Corp.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		362	362,773

			$37,560,393

Home Furnishings — 1.0%

Mattress Firm, Inc.

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 26, 2027		425	$429,250

Serta Simmons Bedding, LLC

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		525	529,057

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		1,736	1,568,863

			$2,527,170

Industrial Equipment — 8.1%

AI Alpine AT Bidco GmbH

Term Loan, 3.23%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025		98	$93,712

Alliance Laundry Systems, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027		550	550,745

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		2,069	2,050,161

CFS Brands, LLC

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		1,365	1,271,514

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

CPM Holdings, Inc.

Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		2,209	$2,152,243

Delachaux Group S.A.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	175	213,154

Term Loan, 4.74%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		223	218,295

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	145	175,995

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	363	439,991

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		1,381	1,370,647

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 16, 2027		250	249,375

Dynacast International, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		571	545,189

Engineered Machinery Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		634	632,976

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		147	147,827

Filtration Group Corporation

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing March 29, 2025		174	174,705

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	409	496,067

Hayward Industries, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		215	213,391

LTI Holdings, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		715	696,364

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		843	830,802

Pro Mach Group, Inc.

Term Loan, 3.50%, Maturing March 7, 2025(13)		99	102,916

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing March 7, 2025(12)		299	295,364

Quimper AB

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 13, 2026	EUR	850	1,042,297

20	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Robertshaw US Holding Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025	1,206	$1,133,826

Terex Corporation

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing January 31, 2024	2,158	2,146,980

Thermon Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024	118	118,387

Titan Acquisition Limited

Term Loan, 3.27%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	2,133	2,086,970

Vertical Midco GmbH

Term Loan, 4.57%, (6 mo. USD LIBOR + 4.25%), Maturing July 30, 2027	599	602,007

Welbilt, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	639	608,119

		$20,660,019

Insurance — 4.7%

Alliant Holdings Intermediate, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	222	$218,318

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing October 8, 2027	573	574,553

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024	274	273,883

AssuredPartners Capital, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027	223	224,150

AssuredPartners, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027	693	684,049

Asurion, LLC

Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	4,509	4,548,545

FrontDoor, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025	220	219,388

Hub International Limited

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025	3,323	3,336,761

Ryan Specialty Group, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027	798	798,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Sedgwick Claims Management Services, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		564	$555,635

USI, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		644	643,822

			$12,077,104

Leisure Goods / Activities / Movies — 7.1%

AMC Entertainment Holdings, Inc.

Term Loan, 3.23%, (3 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		835	$540,885

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	1,600	1,871,568

Bombardier Recreational Products, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		324	331,448

Carnival Corporation

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025		622	644,262

ClubCorp Holdings, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,839	1,725,473

Crown Finance US, Inc.

Term Loan, Maturing May 23, 2024(14)		298	357,190

Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	797	663,960

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 28, 2025		789	538,741

Term Loan, 3.02%, (6 mo. USD LIBOR + 2.75%), Maturing September 30, 2026		693	466,377

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		447	443,631

Etraveli Holding AB

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	2,175	2,457,807

Lindblad Expeditions, Inc.

Term Loan, 6.75%, (1 mo. USD LIBOR + 6.00%, Floor 0.75%), 5.50% cash, 1.25% PIK, Maturing March 27, 2025		172	158,662

Term Loan, 6.75%, (1 mo. USD LIBOR + 6.00%, Floor 0.75%), 5.50% cash, 1.25% PIK, Maturing March 27, 2025		690	634,647

Playtika Holding Corp.

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		2,422	2,441,872

21	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		551	$536,440

Steinway Musical Instruments, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		141	137,133

Travel Leaders Group, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		1,931	1,713,849

UFC Holdings, LLC

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		100	99,500

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		1,014	1,013,839

Vue International Bidco PLC

Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	1,333	1,397,151

			$18,174,435

Lodging and Casinos — 2.9%

Boyd Gaming Corporation

Term Loan, 2.35%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		301	$299,763

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		1,532	1,515,415

Golden Nugget, Inc.

Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		2,242	2,173,170

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		2,104	1,954,358

Sportradar Capital S.a.r.l.

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing October 27, 2027	EUR	250	306,367

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	269	329,663

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		784	787,789

			$7,366,525

Nonferrous Metals / Minerals — 0.5%

American Consolidated Natural Resources, Inc.

Term Loan, 14.00%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), Maturing September 16, 2025		300	$289,607

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(15)		83	$66,379

Oxbow Carbon, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing October 13, 2025		346	346,489

Rain Carbon GmbH

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	450	535,999

			$1,238,474

Oil and Gas — 7.5%

Ameriforge Group, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		339	$271,077

Apergy Corporation

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		59	58,372

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		2,048	2,078,212

Blackstone CQP Holdco L.P.

Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		3,445	3,438,315

Centurion Pipeline Company, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025		100	99,750

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		123	122,500

CITGO Holding, Inc.

Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		1,113	1,036,557

CITGO Petroleum Corporation

Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), Maturing March 28, 2024		2,203	2,194,607

Delek US Holdings, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025		2,760	2,736,253

Fieldwood Energy, LLC

DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), Maturing August 4, 2021(13)		198	197,246

Term Loan, 0.00%, Maturing April 11, 2022(16)		1,338	311,201

Lealand Finance Company B.V.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), 1.15% cash, 3.00% PIK, Maturing June 30, 2025		162	110,967

Matador Bidco S.a.r.l.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		2,673	2,672,581

22	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

McDermott Technology Americas, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	11	$9,134

Prairie ECI Acquiror L.P.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	2,066	2,020,238

PSC Industrial Holdings Corp.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	1,235	1,200,925

RDV Resources Properties, LLC

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 1.50% cash, 14.00% PIK, Maturing March 29, 2024(3)	239	158,203

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	38	33,581

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	39	28,578

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	45	15,722

UGI Energy Services, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	468	469,630

		$19,263,649

Publishing — 1.2%

Alchemy Copyrights, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027	224	$226,121

Ascend Learning, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	532	530,928

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 12, 2024	200	200,414

Getty Images, Inc.

Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	776	766,813

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(16)	364	52,184

Nielsen Finance, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	398	401,980

ProQuest, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	911	912,092

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

Tweddle Group, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	94	$87,110

		$3,177,642

Radio and Television — 3.5%

Cumulus Media New Holdings, Inc.

Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026	1,347	$1,327,936

Diamond Sports Group, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,407	1,259,433

Entravision Communications Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	377	369,154

Gray Television, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	116	115,024

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	276	274,638

Hubbard Radio, LLC

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	270	263,219

iHeartCommunications, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	817	804,839

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	174	173,762

Nexstar Broadcasting, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	216	214,638

Sinclair Television Group, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	296	293,843

Terrier Media Buyer, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	2,167	2,169,835

Univision Communications, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 15, 2026	1,556	1,559,222

		$8,825,543

Retailers (Except Food and Drug) — 4.5%

Apro, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	770	$771,814

23	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Ascena Retail Group, Inc.

Term Loan, 0.00%, Maturing August 21, 2022(16)	723	$146,329

Bass Pro Group, LLC

Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	2,589	2,600,833

CNT Holdings I Corp.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 8, 2027	350	350,594

David’s Bridal, Inc.

Term Loan, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 6.00% cash, 6.00% PIK, Maturing June 23, 2023	142	133,802

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	167	140,486

Harbor Freight Tools USA, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	725	725,767

Hoya Midco, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	1,963	1,867,810

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	428	426,253

PetSmart, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	4,115	4,115,498

Phillips Feed Service, Inc.

Term Loan, 8.00%, (2 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing November 13, 2024(3)	50	40,225

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(3)(16)	104	41,676

WASH MultiFamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	101	100,648

		$11,461,735

Steel — 0.6%

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	582	$582,229

Neenah Foundry Company

Term Loan, 10.00%, (USD LIBOR + 9.00%, Floor 1.00%), Maturing December 13, 2022(12)	303	265,337

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	389	385,353

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)

Zekelman Industries, Inc.

Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	291	$289,503

		$1,522,422

Surface Transport — 1.3%

Hertz Corporation (The)

DIP Loan, 4.43%, (1 mo. USD LIBOR + 7.25%, Floor 1.00%), Maturing December 31, 2021(13)	399	$409,647

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2023	469	462,389

Kenan Advantage Group, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,849	1,821,332

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	451	444,464

XPO Logistics, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	275	274,026

		$3,411,858

Telecommunications — 4.1%

CCI Buyer, Inc.

Term Loan, Maturing December 10, 2027(14)	325	$325,863

Colorado Buyer, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	2,123	1,993,331

Digicel International Finance Limited

Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	1,839	1,687,171

Global Eagle Entertainment, Inc.

DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021	186	184,009

Term Loan, 0.00%, Maturing January 6, 2023(16)	1,253	950,931

Intelsat Jackson Holdings S.A.

DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(12)	444	454,947

Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023	650	658,802

Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024	850	866,150

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)	557	411,015

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	1,790	1,754,652

24	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Syniverse Holdings, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023	462	$420,507

Ziggo Financing Partnership

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	700	695,188

		$10,402,566

Utilities — 0.8%

Brookfield WEC Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025	559	$558,152

Longview Power, LLC

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 30, 2025(3)	168	134,221

USIC Holdings, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 8, 2023	1,487	1,487,434

		$2,179,807

Total Senior Floating-Rate Loans (identified cost $366,193,608)		$366,542,403

Warrants — 0.0%(6)
Security	Shares	Value

Health Care — 0.0%(6)

THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)	75	$21,355

THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)	11	3,132

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(3)(4)(5)	4,799	0

		$24,487

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	2,169	$0

		$0

Total Warrants (identified cost $0)		$24,487

Miscellaneous — 0.0%(6)
Security	Shares	Value

Cable and Satellite Television — 0.0%

ACC Claims Holdings, LLC(3)	200,340	$0

		$0

Oil and Gas — 0.0%(6)

Paragon Offshore Finance Company, Class A(4)(5)	764	$229

Paragon Offshore Finance Company, Class B(4)(5)	382	4,680

		$4,909

Total Miscellaneous (identified cost $8,308)		$4,909

Short-Term Investments — 3.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(17)	8,028,834	$8,028,834

Total Short-Term Investments (identified cost $8,028,834)		$8,028,834

Total Investments — 163.7% (identified cost $418,590,359)		$418,001,701

Less Unfunded Loan Commitments — (0.4)%		$(933,850)

Net Investments — 163.3% (identified cost $417,656,509)		$417,067,851

Other Assets, Less Liabilities — (48.6)%		$(124,039,528)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.7)%		$(37,600,342)

Net Assets Applicable to Common Shares — 100.0%		$255,427,981

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $29,793,412 or 11.7% of the Trust’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

25	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Portfolio of Investments (Unaudited) — continued

(5)	Non-income producing security.

(6)	Amount is less than 0.05%.

(7)	Restricted security (see Note 7).

(8)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(9)	Security converts to variable rate after the indicated fixed-rate coupon period.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)

The stated interest rate represents the weighted average interest rate at December 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2020, the total value of unfunded loan commitments is $944,525. See Note 1F for description.

(14)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.

(15)	Fixed-rate loan.

(16)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	8,751,220	USD	10,707,555	Standard Chartered Bank	1/5/21	$—	$(16,627)

USD	10,480,262	EUR	8,751,220	Standard Chartered Bank	1/5/21	—	(210,667)

USD	935,584	EUR	785,939	HSBC Bank USA, N.A.	1/29/21	—	(25,122)

USD	300,951	EUR	247,500	HSBC Bank USA, N.A.	1/29/21	—	(1,585)

USD	595,921	EUR	497,500	State Street Bank and Trust Company	1/29/21	—	(12,206)

USD	183,806	EUR	149,625	State Street Bank and Trust Company	1/29/21	909	—

USD	10,714,613	EUR	8,751,220	Standard Chartered Bank	2/2/21	16,443	—

USD	9,275,612	EUR	7,791,718	HSBC Bank USA, N.A.	2/26/21	—	(254,614)

USD	697,101	GBP	521,735	State Street Bank and Trust Company	2/26/21	—	(16,618)

						$17,352	$(537,439)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

26	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2020

Unaffiliated investments, at value (identified cost, $409,627,675)	$409,039,017

Affiliated investment, at value (identified cost, $8,028,834)	8,028,834

Cash	6,326,296

Deposits for derivatives collateral — forward foreign currency exchange contracts	470,000

Foreign currency, at value (identified cost, $88,597)	88,611

Interest and dividends receivable	1,665,605

Dividends receivable from affiliated investment	244

Receivable for investments sold	463,546

Receivable for open forward foreign currency exchange contracts	17,352

Prepaid upfront fees and other fees on notes payable	52,372

Prepaid expenses	24,445

Total assets	$426,176,322

Liabilities

Notes payable	$125,000,000

Payable for investments purchased	5,761,590

Payable for open forward foreign currency exchange contracts	537,439

Distributions payable	1,363,198

Payable to affiliates:

Investment adviser fee	260,000

Administration fee	87,838

Trustees’ fees	5,058

Accrued expenses	132,876

Total liabilities	$133,147,999

Auction preferred shares (1,504 shares outstanding) at liquidation value plus cumulative unpaid dividends	$37,600,342

Net assets applicable to common shares	$255,427,981

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 37,866,607 shares issued and outstanding	$378,666

Additional paid-in capital	277,541,221

Accumulated loss	(22,491,906)

Net assets applicable to common shares	$255,427,981

Net Asset Value Per Common Share

($255,427,981 ÷ 37,866,607 common shares issued and outstanding)	$6.75

27	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2020

Interest and other income	$10,880,053

Dividends	189,433

Dividends from affiliated investment	6,220

Total investment income	$11,075,706

Expenses

Investment adviser fee	$1,440,135

Administration fee	486,532

Trustees’ fees and expenses	15,172

Custodian fee	66,390

Transfer and dividend disbursing agent fees	9,474

Legal and accounting services	286,708

Printing and postage	52,829

Interest expense and fees	756,138

Preferred shares service fee	16,304

Miscellaneous	43,628

Total expenses	$3,173,310

Net investment income	$7,902,396

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(5,034,041)

Investment transactions — affiliated investment	(1,418)

Foreign currency transactions	220,787

Forward foreign currency exchange contracts	(1,787,998)

Net realized loss	$(6,602,670)

Change in unrealized appreciation (depreciation) —

Investments	$28,555,073

Foreign currency	(47,062)

Forward foreign currency exchange contracts	(38,994)

Net change in unrealized appreciation (depreciation)	$28,469,017

Net realized and unrealized gain	$21,866,347

Distributions to preferred shareholders	$(23,810)

Net increase in net assets from operations	$29,744,933

28	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020

From operations —

Net investment income	$7,902,396	$14,901,933

Net realized loss	(6,602,670)	(12,608,398)

Net change in unrealized appreciation (depreciation)	28,469,017	(18,397,484)

Distributions to preferred shareholders	(23,810)	(639,137)

Net increase (decrease) in net assets from operations	$29,744,933	$(16,743,086)

Distributions to common shareholders	$(8,974,386)	$(15,525,309)

Net increase (decrease) in net assets	$20,770,547	$(32,268,395)

Net Assets Applicable to Common Shares

At beginning of period	$234,657,434	$266,925,829

At end of period	$255,427,981	$234,657,434

29	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2020

Net increase in net assets from operations	$29,744,933

Distributions to preferred shareholders	23,810

Net increase in net assets from operations excluding distributions to preferred shareholders	$29,768,743

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Investments purchased	(176,166,280)

Investments sold and principal repayments	137,722,963

Decrease in short-term investments, net	6,499,658

Net amortization/accretion of premium (discount)	(1,238,837)

Amortization of prepaid upfront fees and other fees on notes payable	145,176

Increase in interest and dividends receivable	(124,309)

Decrease in dividends receivable from affiliated investment	877

Increase in receivable for open forward foreign currency exchange contracts	(7,964)

Decrease in tax reclaims receivable	211

Decrease in prepaid expenses	4,268

Increase in payable for open forward foreign currency exchange contracts	46,958

Increase in payable to affiliate for investment adviser fee	39,879

Increase in payable to affiliate for administration fee	13,472

Increase in payable to affiliate for Trustees’ fees	5,058

Decrease in accrued expenses	(191,564)

Increase in unfunded loan commitments	516,705

Net change in unrealized (appreciation) depreciation from investments	(28,555,073)

Net realized loss from investments	5,035,459

Net cash used in operating activities	$(26,484,600)

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(7,611,188)

Cash distributions paid to preferred shareholders	(23,468)

Proceeds from notes payable	55,000,000

Repayments of notes payable	(25,000,000)

Net cash provided by financing activities	$22,365,344

Net decrease in cash and restricted cash*	$(4,119,256)

Cash and restricted cash at beginning of period (including foreign currency)	$11,004,163

Cash and restricted cash at end of period (including foreign currency)	$6,884,907

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$738,722

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(1,568).

30	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

December 31, 2020

Cash	$6,326,296

Deposits for derivatives collateral — forward foreign currency exchange contracts	470,000

Foreign currency	88,611

Total cash and restricted cash as shown on the Statement of Cash Flows	$6,884,907

31	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30,
			2020	2019		2018	2017		2016

Net asset value — Beginning of period (Common shares)	$6.200		$7.050	$7.180		$7.150	$6.650		$7.020

Income (Loss) From Operations

Net investment income(1)	$0.209		$0.394	$0.410		$0.385	$0.404		$0.422

Net realized and unrealized gain (loss)	0.579		(0.817)	(0.172)		0.038	0.436		(0.371)

Distributions to preferred shareholders —

From net investment income(1)	(0.001)		(0.017)	(0.031)		(0.028)	(0.014)		(0.009)

Discount on redemption and repurchase of auction preferred shares(1)	—		—	0.051		—	0.064		—

Total income (loss) from operations	$0.787		$(0.440)	$0.258		$0.395	$0.890		$0.042

Less Distributions to Common Shareholders

From net investment income	$(0.237)		$(0.410)	$(0.388)		$(0.365)	$(0.390)		$(0.412)

Total distributions to common shareholders	$(0.237)		$(0.410)	$(0.388)		$(0.365)	$(0.390)		$(0.412)

Net asset value — End of period (Common shares)	$6.750		$6.200	$7.050		$7.180	$7.150		$6.650

Market value — End of period (Common shares)	$6.360		$5.330	$6.230		$6.380	$6.650		$6.010

Total Investment Return on Net Asset Value(2)	13.18	%(3)	(5.64)%	4.46	%(4)	6.12%	14.02	%(5)	1.57%

Total Investment Return on Market Value(2)	24.05	%(3)	(8.20)%	3.88%		1.39%	17.34%		3.77%

32	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2020 (Unaudited)		Year Ended June 30,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Net assets applicable to common shares, end of period (000’s omitted)	$255,428		$234,657	$266,926	$272,016	$270,810	$251,789

Ratios (as a percentage of average daily net assets applicable to common shares):(6)†

Expenses excluding interest and fees	1.95	%(7)	1.73%	1.73%	1.82%	1.87%	1.96%

Interest and fee expense(8)	0.61	%(7)	1.19%	1.40%	0.83%	0.52%	0.28%

Total expenses	2.56	%(7)	2.92%	3.13%	2.65%	2.39%	2.24%

Net investment income	6.38	%(7)	5.93%	5.74%	5.36%	5.75%	6.38%

Portfolio Turnover	15	%(3)	57%	26%	34%	42%	31%

Senior Securities:

Total notes payable outstanding (in 000’s)	$125,000		$95,000	$103,000	$93,000	$92,000	$25,000

Asset coverage per $1,000 of notes payable(9)	$3,344		$3,866	$3,957	$4,587	$4,613	$15,472

Total preferred shares outstanding	1,504		1,504	1,504	2,464	2,464	4,400

Asset coverage per preferred share(10)	$64,272		$69,242	$72,464	$68,989	$69,078	$71,629

Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 3.71%.

(5)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 13.00%.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares and/or to fund investments (see Note 9).

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 257%, 277%, 290%, 276%, 276% and 287% at December 31, 2020 and June 30, 2020, 2019, 2018, 2017 and 2016, respectively.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30,
		2020	2019	2018	2017	2016

Expenses excluding interest and fees	1.24%	1.11%	1.12%	1.17%	1.21%	1.21%

Interest and fee expense	0.39%	0.76%	0.91%	0.54%	0.34%	0.17%

Total expenses	1.63%	1.87%	2.03%	1.71%	1.55%	1.38%

Net investment income	4.05%	3.81%	3.73%	3.46%	3.72%	3.93%

33	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based

34

Eaton Vance

Senior Income Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2020, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2020, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to December 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on July 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate

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Eaton Vance

Senior Income Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of December 31, 2020 is as follows:

APS Issued and Outstanding

Series A	752

Series B	752

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2020, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at December 31, 2020	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.13%	$12,938	0.11%	0.09–0.13

Series B	0.10	10,872	0.11	0.10–0.14

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2020.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2020, the Trust, for federal income tax purposes, had deferred capital losses of $14,226,696 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2020, $3,995,102 are short-term and $10,231,594 are long-term.

36

Eaton Vance

Senior Income Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at December 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$417,703,558

Gross unrealized appreciation	$10,303,044

Gross unrealized depreciation	(11,458,838)

Net unrealized depreciation	$(1,155,794)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, a wholly-owned subsidiary of Eaton Vance Corp., as compensation for management and investment advisory services rendered to the Trust. Pursuant to the investment advisory agreement between the Trust and EVM, the investment advisory fee payable by the Trust is 0.85% of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual investment adviser fee is reduced by 0.01% every May 1 thereafter for the next twenty-nine years. The Trust’s advisory fee is currently computed at an annual rate of 0.74% of its average weekly gross assets and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended December 31, 2020, the Trust’s investment adviser fee totaled $1,440,135. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2020, the administration fee amounted to $486,532.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $81,306,536 and $58,230,239, respectively, for the six months ended December 31, 2020.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2020 and the year ended June 30, 2020.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended December 31, 2020 and the year ended June 30, 2020.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,551,438 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended December 31, 2020 and the year ended June 30, 2020, there were no shares sold by the Trust pursuant to its shelf offering.

According to filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, one entity and one individual affiliated with such entity together owned 21.2% of the Trust’s common shares.

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Eaton Vance

Senior Income Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities

At December 31, 2020, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$0

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	0

Total Restricted Securities			$20,070	$0

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2020 is included in the Portfolio of Investments. At December 31, 2020, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $537,439. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $470,000 at December 31, 2020.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

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Eaton Vance

Senior Income Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$17,352	$(537,439)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of December 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Standard Chartered Bank	$16,443	$(16,443)	$—	$—	$—

State Street Bank and Trust Company	909	(909)	—	—	—

	$17,352	$(17,352)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

HSBC Bank USA, N.A.	$(281,321)	$—	$—	$281,321	$—

Standard Chartered Bank	(227,294)	16,443	—	130,000	(80,851)

State Street Bank and Trust Company	(28,824)	909	—	—	(27,915)

	$(537,439)	$17,352	$—	$411,321	$(108,766)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(1,787,998)	$(38,994)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

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Eaton Vance

Senior Income Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended December 31, 2020, which is indicative of the volume of this derivative type, was approximately $29,693,000.

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $125 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 8, 2021, the Trust also pays a program fee of 0.85% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the unused portion of the total commitment under the Agreement. Program and liquidity fees for the six months ended December 31, 2020 totaled $467,378 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Agreement on March 9, 2020, the Trust paid upfront fees of $125,000 and, shortly thereafter on March 20, 2020, the Trust paid waiver fees of $156,250 in connection with a reduction of Trust net asset value during the month of March 2020 due to market volatility; these aggregate upfront and waiver fees are being amortized to interest expense through March 8, 2021. The unamortized balance as of December 31, 2020 is approximately $52,000 and is included in prepaid upfront fees and other fees on notes payable on the Statement of Assets and Liabilities. At December 31, 2020, the Trust had borrowings outstanding under the Agreement of $125,000,000 at an interest rate of 0.21%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at December 31, 2020. For the six months ended December 31, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $103,847,826 and 0.24%, respectively.

10  Investments in Affiliated Funds

At December 31, 2020, the value of the Trust’s investment in affiliated funds was $8,028,834, which represents 3.2% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended December 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$14,529,910	$137,120,410	$(143,620,068)	$(1,418)	$—	$8,028,834	$6,220	8,028,834

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Eaton Vance

Senior Income Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

At December 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$20,218,411	$—	$20,218,411

Closed-End Funds	4,409,889	—	—	4,409,889

Common Stocks	781,165	1,703,406	2,811,220	5,295,791

Convertible Preferred Stocks	93,180	—	0	93,180

Corporate Bonds & Notes	—	13,178,325	—	13,178,325

Preferred Stocks	—	34,634	170,838	205,472

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	364,591,225	1,017,328	365,608,553

Warrants	—	—	24,487	24,487

Miscellaneous	—	4,909	0	4,909

Short-Term Investments	—	8,028,834	—	8,028,834

Total Investments	$5,284,234	$407,759,744	$4,023,873	$417,067,851

Forward Foreign Currency Exchange Contracts	$—	$17,352	$—	$17,352

Total	$5,284,234	$407,777,096	$4,023,873	$417,085,203

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(537,439)	$—	$(537,439)

Total	$—	$(537,439)	$—	$(537,439)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2020 is not presented.

12 Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as

41

Eaton Vance

Senior Income Trust

December 31, 2020

Notes to Financial Statements (Unaudited) — continued

the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

13  Additional Information

On August 27, 2020, Saba Capital Master Fund, Ltd., a hedge fund (“Saba”), filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust’s adviser, and the Board, following the recent implementation by the Trust of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in “control share” acquisitions. With respect to the Trust, Saba seeks rescission of these by-law provisions and certain related relief. As of the date these financial statements were issued, the court has not ruled on these matters.

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 10, 2020, the Trust’s Board approved a new investment advisory agreement. Shareholders of record of the Trust at the close of business on October 29, 2020 who have voting power with respect to such shares are entitled to be present and vote at a joint special meeting of shareholders and at any adjournments or postponements thereof. The new investment advisory agreement was not approved by Trust shareholders at a joint special meeting of shareholders held on January 12, 2021. The Trust’s Board is considering what additional actions to take with respect to the Trust. The Board has approved an interim investment advisory agreement (the “Interim Agreement”) for the Trust to take effect upon the close of the transaction if Trust shareholders have not approved a new investment advisory agreement prior to the closing. The Interim Agreement would allow the Trust’s investment adviser to continue to manage the Trust for up to an additional 150 days to allow for further proxy solicitation and the Board’s consideration of different options for the Trust. While the Interim Agreement is in effect, the Trust’s investment adviser would continue to manage the Trust under the Board’s oversight. The terms of the Interim Agreement are substantially identical to those of the current investment advisory agreement except for term and escrow provisions required by applicable law.

42

Eaton Vance

Senior Income Trust

December 31, 2020

Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders (“Annual Meeting”) on November 12, 2020 for the election of four members of the Trust’s board of trustees (the “Board”) to serve three-year terms ending in 2023. The Board nominated four trustee nominees: Thomas E. Faust Jr., Cynthia E. Frost, Susan J. Sutherland and, to be elected by only holders of the Trust’s auction preferred shares (“APS”), Valerie A. Mosley. Saba Capital Management, L.P. and certain of its affiliates nominated three trustee nominees: Stephen G. Flanagan, Frederic Gabriel and Christopher A. Klepps.

The following votes were cast by the Trust’s common and APS shareholders, voting together as a single class:

Nominees for Trustee	Number of Shares
	For	Withheld

Thomas E. Faust Jr.	11,597,278	358,191

Cynthia E. Frost	5,805,611	6,149,858

Susan J. Sutherland	5,799,694	6,155,776

Stephen G. Flanagan	12,539,415	309,300

Frederic Gabriel	12,541,920	306,795

Christopher A. Klepps	12,541,838	306,877

Pursuant to the Trust’s Amended and Restated By-Laws, when the number of candidates exceeds the number of Trustees to be elected, a candidate must receive the affirmative vote of a majority of the Fund’s shares outstanding and entitled to vote in order to be elected. If none of the candidates receives the requisite vote, the incumbent Trustees remain in office for a new three-year term. Because none of the candidates presented for election by the Trust’s common and APS shareholders voting together as a single class received the requisite vote, incumbent Class I Trustees Thomas E. Faust Jr., Cynthia E. Frost and Susan J. Sutherland remain in office for a new three-year term as Class I Trustees.

The following votes were cast by the Trust’s APS shareholders, voting separately as a single class:

Nominee for Trustee	Number of Shares
	For	Withheld

Valerie A. Mosley	692	35

Incumbent Class I Trustee Valerie A. Mosley was elected to a new term as a Class I Trustee by the Trust’s APS shareholders.

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Eaton Vance

Senior Income Trust

December 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Senior Income Trust.

At a meeting held on November 10, 2020 (the “November Meeting”), the Board of Trustees (each, a “Board” and, collectively, the “Board”) of each closed-end Fund (each, a “Fund” and, collectively, the “Funds”(1)) managed by Eaton Vance Management (“Eaton Vance”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds or Eaton Vance, voted to approve a new investment advisory agreement between each Fund and Eaton Vance, each of which is intended to go into effect upon the completion of the Transaction (as defined below) (each, a “New Agreement” and, collectively, the “New Agreements”). The Board’s evaluative process is more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by Eaton Vance and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendations. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including, but not limited to, information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from Eaton Vance and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by Eaton Vance and Morgan Stanley and their respective affiliates during meetings on November 5, 2020 and November 10, 2020.

The Contract Review Committee again met with senior representatives of Eaton Vance and Morgan Stanley at its meeting on November 10, 2020, to further discuss the approval of the New Agreements. The representatives from Eaton Vance and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered Eaton Vance’s and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impact, of the Transaction that relate to the Funds, including the expected impact on the businesses conducted by Eaton Vance with respect to the Funds and, with respect to those Funds (including Eaton Vance Senior Income Trust) that have shares registered under the Securities Act of 1933, as amended, pursuant to shelf registration statements, Eaton Vance Distributors, Inc. as the distributor of those shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•

A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction, including with respect to the solicitation of shareholder approval of the New Agreements;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to the potential impact of the Transaction on personnel and/or other resources of Eaton Vance and its affiliates, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at Eaton Vance and its affiliates;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

(1)	References to the Funds do not include Eaton Vance Floating-Rate Income Plus Fund.

44

Eaton Vance

Senior Income Trust

December 31, 2020

Board of Trustees’ Contract Approval — continued

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of Eaton Vance and its affiliates as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements

•	A representation that, after the Closing, all of the Funds will continue to be advised by Eaton Vance, and will continue under the “Eaton Vance” brand;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and Eaton Vance (collectively, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by Eaton Vance in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by Eaton Vance to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•	Profitability analyses of Eaton Vance with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Closing, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information regarding any contemplated changes to the policies and practices of Eaton Vance with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ post-Closing affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about Eaton Vance

•

Information about the financial results and condition of Eaton Vance since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Confirmation that there are no immediately contemplated post-Closing changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable post-Closing;

45

Eaton Vance

Senior Income Trust

December 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance and/or administrator to each of the Funds;

•

Information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters;

•	Confirmation that Eaton Vance intends to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that Eaton Vance and Morgan Stanley will continue to keep the Board apprised of developments as the Transaction progresses and prior to and, as applicable, following the Closing;

•	Confirmation that the current senior management team at Eaton Vance has indicated its strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of Eaton Vance regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received reports and participated in presentations provided by Eaton Vance and its affiliates with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by Eaton Vance under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by Eaton Vance under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of Eaton Vance, and that Morgan Stanley and Eaton Vance have advised the Board that, following the Closing, there is not expected to be any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and Eaton Vance and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Closing, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and Eaton Vance’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered Eaton Vance’s management capabilities, investment processes and investment performance in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of Eaton Vance’s investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and

46

Eaton Vance

Senior Income Trust

December 31, 2020

Board of Trustees’ Contract Approval — continued

other services, the compensation methods of Eaton Vance and other factors, including the reputation and resources of Eaton Vance to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and Eaton Vance regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from Eaton Vance and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which Eaton Vance or its affiliates may be subject in managing the Funds and in connection with the Transaction. The Board considered the deep experience of Eaton Vance and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Funds. In this regard, the Board considered, among other things, Eaton Vance’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of Eaton Vance and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of Eaton Vance and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of Eaton Vance, the Board noted information regarding the impact of the Transaction, as well as Eaton Vance’s and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by Eaton Vance and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanations from Eaton Vance concerning the Fund’s relative performance versus the peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, Eaton Vance and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by Eaton Vance and its affiliates and that the Transaction was not expected to have an adverse effect on the ability of Eaton Vance and its affiliates to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by Eaton Vance, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by Eaton Vance in response to inquiries from the Contract Review Committee. The Board considered that the New Agreement does not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by Eaton Vance to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services Eaton Vance provides to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to Eaton Vance as between each Fund and other types of accounts.

47

Eaton Vance

Senior Income Trust

December 31, 2020

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by Eaton Vance, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by Eaton Vance and relevant affiliates thereof in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by Eaton Vance and its affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by Eaton Vance and its affiliates were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and Eaton Vance are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from Eaton Vance and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by Eaton Vance and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to Eaton Vance and its affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by Eaton Vance and its affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by Eaton Vance and its affiliates in connection with services provided pursuant to the Current Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of Eaton Vance and its affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which Eaton Vance and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of Eaton Vance and its affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and Eaton Vance are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by Eaton Vance, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by Eaton Vance. The Board also considered the fact that the Funds are not continuously offered in the same manner as an open-end fund and that, notwithstanding that certain Funds (including Eaton Vance Senior Income Trust) are authorized to issue additional common shares through a shelf offering, the Funds’ assets may not increase materially in the foreseeable future.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

48

Eaton Vance

Senior Income Trust

December 31, 2020

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

50

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7700    12.31.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	February 24, 2021